Property, plant and equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	$ 740,491,000	$ 686,824,000
Depreciation	(113,744,000)	(123,950,000)	$ (110,072,000)
Acquisitions of business	115,811,000
Assets held for sale			(416,022,000)
Property, plant and equipment at year-end	775,686,000	740,491,000	686,824,000
Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	505,128,000	490,515,000
Depreciation	(97,128,000)	(109,093,000)	(95,369,000)
Acquisitions of business	115,689,000
Assets held for sale			(330,024,000)
Property, plant and equipment at year-end	533,778,000	505,128,000	490,515,000
Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	2,422,000	2,666,000
Depreciation	(1,548,000)	(1,550,000)	(1,304,000)
Acquisitions of business	122,000
Assets held for sale			(6,559,000)
Property, plant and equipment at year-end	1,808,000	2,422,000	2,666,000
Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	106,743,000	96,306,000
Depreciation	(14,821,000)	(13,116,000)	(12,896,000)
Acquisitions of business	0
Assets held for sale			(74,491,000)
Property, plant and equipment at year-end	110,699,000	106,743,000	96,306,000
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,126,000	977,000
Depreciation	(247,000)	(191,000)	(503,000)
Acquisitions of business	0
Assets held for sale			(4,948,000)
Property, plant and equipment at year-end	903,000	1,126,000	977,000
Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	24,117,000	15,781,000
Acquisitions of business	0
Assets held for sale			0
Property, plant and equipment at year-end	32,489,000	24,117,000	15,781,000
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	100,955,000	80,579,000
Acquisitions of business	0
Assets held for sale			0
Property, plant and equipment at year-end	96,009,000	100,955,000	80,579,000
Exploration Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	5,687,000	7,998,000
Additions / ARO change	19,868,000	31,134,000
Transfers	(3,619,000)	(21,724,000)
Divestment of long-term assets	(3,393,000)
Property, plant and equipment at year-end	12,657,000	5,687,000	7,998,000
PUT-8 Block (Colombia) [Member] | Exploration Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-off / Impairment	(5,883,000)
Putumayo Basin Block [Member] | Exploration Wells [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Write-off / Impairment	(7,539,000)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,371,014,000	1,203,987,000	1,461,625,000
Additions / ARO change	102,384,000	193,629,000	200,920,000
Currency translation differences	3,361,000	(11,708,000)	3,851,000
Disposals	(632,000)	(115,000)	(3,492,000)
Write-off / Impairment	(44,411,000)	(14,779,000)	(42,895,000)
Transfers	0	0	0
Divestment of long-term assets	(106,199,000)
Property, plant and equipment at year-end	1,441,328,000	1,371,014,000	1,203,987,000
Gross carrying amount [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	1,034,846,000	920,660,000	1,079,257,000
Additions / ARO change	4,026,000	2,319,000	9,744,000
Currency translation differences	3,024,000	(10,570,000)	3,477,000
Disposals	0	0	0
Write-off / Impairment	(18,111,000)	0	(13,332,000)
Transfers	48,059,000	122,437,000	171,538,000
Divestment of long-term assets	(97,529,000)
Property, plant and equipment at year-end	1,090,004,000	1,034,846,000	920,660,000
Gross carrying amount [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	14,231,000	13,133,000	19,093,000
Additions / ARO change	842,000	1,252,000	1,683,000
Currency translation differences	39,000	(140,000)	46,000
Disposals	(538,000)	(104,000)	(1,223,000)
Write-off / Impairment	0	0	0
Transfers	5,000	90,000	93,000
Divestment of long-term assets	(193,000)
Property, plant and equipment at year-end	14,508,000	14,231,000	13,133,000
Gross carrying amount [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	192,502,000	169,787,000	222,727,000
Additions / ARO change	0	0	12,000
Currency translation differences	253,000	(901,000)	277,000
Disposals	0	0	0
Write-off / Impairment	0	0	0
Transfers	19,410,000	23,616,000	21,262,000
Divestment of long-term assets	(8,148,000)
Property, plant and equipment at year-end	204,017,000	192,502,000	169,787,000
Gross carrying amount [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	4,363,000	4,047,000	11,027,000
Additions / ARO change	13,000	0	17,000
Currency translation differences	7,000	(25,000)	8,000
Disposals	(94,000)	(11,000)	(2,150,000)
Write-off / Impairment	0	0	0
Transfers	12,000	352,000	93,000
Divestment of long-term assets	0
Property, plant and equipment at year-end	4,301,000	4,363,000	4,047,000
Gross carrying amount [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	24,117,000	15,781,000	16,480,000
Additions / ARO change	68,498,000	126,746,000	116,304,000
Currency translation differences	21,000	0	21,000
Disposals	0	0	(119,000)
Write-off / Impairment	0	0	0
Transfers	(59,818,000)	(118,410,000)	(116,905,000)
Divestment of long-term assets	(329,000)
Property, plant and equipment at year-end	32,489,000	24,117,000	15,781,000
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	100,955,000	80,579,000	113,041,000
Additions / ARO change	29,005,000	63,312,000	73,160,000
Currency translation differences	17,000	(72,000)	22,000
Disposals	0	0	0
Write-off / Impairment	(26,300,000)	(14,779,000)	(29,563,000)
Transfers	(7,668,000)	(28,085,000)	(76,081,000)
Divestment of long-term assets	0
Property, plant and equipment at year-end	96,009,000	100,955,000	80,579,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(630,523,000)	(517,163,000)	(794,746,000)
Currency translation differences	(2,946,000)	10,513,000	(3,505,000)
Depreciation	(113,744,000)	(123,950,000)	(110,072,000)
Disposals	603,000	77,000	3,066,000
Assets held for sale			(388,094,000)
Divestment of long-term assets	80,968,000
Property, plant and equipment at year-end	(665,642,000)	(630,523,000)	(517,163,000)
Accumulated depreciation, amortisation and impairment [member] | Oil and gas properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(529,718,000)	(430,145,000)	(642,280,000)
Currency translation differences	(2,663,000)	9,520,000	(3,179,000)
Depreciation	(97,128,000)	(109,093,000)	(95,369,000)
Disposals	0	0	0
Assets held for sale			(310,683,000)
Divestment of long-term assets	73,283,000
Property, plant and equipment at year-end	(556,226,000)	(529,718,000)	(430,145,000)
Accumulated depreciation, amortisation and impairment [member] | Furniture, equipment and vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(11,809,000)	(10,467,000)	(16,799,000)
Currency translation differences	(39,000)	131,000	(41,000)
Depreciation	(1,548,000)	(1,550,000)	(1,304,000)
Disposals	509,000	77,000	1,189,000
Assets held for sale			(6,488,000)
Divestment of long-term assets	187,000
Property, plant and equipment at year-end	(12,700,000)	(11,809,000)	(10,467,000)
Accumulated depreciation, amortisation and impairment [member] | Production facilities and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(85,759,000)	(73,481,000)	(129,073,000)
Currency translation differences	(236,000)	838,000	(277,000)
Depreciation	(14,821,000)	(13,116,000)	(12,896,000)
Disposals	0	0	0
Assets held for sale			(68,765,000)
Divestment of long-term assets	7,498,000
Property, plant and equipment at year-end	(93,318,000)	(85,759,000)	(73,481,000)
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	(3,237,000)	(3,070,000)	(6,594,000)
Currency translation differences	(8,000)	24,000	(8,000)
Depreciation	(247,000)	(191,000)	(503,000)
Disposals	94,000	0	1,877,000
Assets held for sale			(2,158,000)
Divestment of long-term assets	0
Property, plant and equipment at year-end	(3,398,000)	(3,237,000)	(3,070,000)
Accumulated depreciation, amortisation and impairment [member] | Construction in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale			0
Divestment of long-term assets	0
Property, plant and equipment at year-end	0	0	0
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning	0	0	0
Currency translation differences	0	0	0
Depreciation	0	0	0
Disposals	0	0	0
Assets held for sale			0
Divestment of long-term assets	0
Property, plant and equipment at year-end	$ 0	$ 0	$ 0